Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$946,901.57

Principal:
Principal Collections	$11,059,869.52
Prepayments in Full	$4,902,822.98
Liquidation Proceeds	$128,237.60
Recoveries	$42,146.56
Sub Total	$16,133,076.66
Collections	$17,079,978.23

Purchase Amounts:
Purchase Amounts Related to Principal	$373,222.89
Purchase Amounts Related to Interest	$1,816.65
Sub Total	$375,039.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,455,017.77

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,455,017.77
Servicing Fee	$229,872.00	$229,872.00	$0.00	$0.00	$17,225,145.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,225,145.77
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,225,145.77
Interest - Class A-3 Notes	$50,743.18	$50,743.18	$0.00	$0.00	$17,174,402.59
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$17,069,267.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,069,267.17
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$17,013,995.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,013,995.17
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$16,972,102.50
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,972,102.50
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$16,917,269.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,917,269.17
Regular Principal Payment	$15,958,023.68	$15,958,023.68	$0.00	$0.00	$959,245.49
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$959,245.49
Residual Released to Depositor	$0.00	$959,245.49	$0.00	$0.00	$0.00
Total		$17,455,017.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,958,023.68
Total					$15,958,023.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,958,023.68	$37.98	$50,743.18	$0.12	$16,008,766.86	$38.10
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$15,958,023.68	$11.89	$307,876.60	$0.23	$16,265,900.28	$12.12

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$74,258,317.21	0.1767214	$58,300,293.53	0.1387442
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$267,308,317.21	0.1991494	$251,350,293.53	0.1872604

Pool Information
Weighted Average APR	4.225%	4.241%
Weighted Average Remaining Term	27.98	27.19
Number of Receivables Outstanding	24,209	23,383
Pool Balance	$275,846,405.71	$259,239,880.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$267,308,317.21	$251,350,293.53
Pool Factor	0.2022359	0.1900609

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$7,889,586.87
Targeted Overcollateralization Amount	$7,889,586.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,889,586.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$142,644.21
(Recoveries)		97	$42,146.56
Net Loss for Current Collection Period			$100,497.65
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4372%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.8311%
Second Preceding Collection Period			0.4463%
Preceding Collection Period			0.2966%
Current Collection Period			0.4508%
Four Month Average (Current and Preceding Three Collection Periods)			0.5062%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,983	$7,992,247.03
(Cumulative Recoveries)			$1,472,577.77
Cumulative Net Loss for All Collection Periods			$6,519,669.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4780%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,006.59
Average Net Loss for Receivables that have experienced a Realized Loss			$1,636.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.85%	350	$4,807,626.42
61-90 Days Delinquent	0.22%	33	$557,451.13
91-120 Days Delinquent	0.12%	13	$303,860.28
Over 120 Days Delinquent	0.25%	41	$658,671.60
Total Delinquent Receivables	2.44%	437	$6,327,609.43

Repossession Inventory:
Repossessed in the Current Collection Period		18	$343,940.82
Total Repossessed Inventory		20	$376,351.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4138%
Preceding Collection Period			0.4048%
Current Collection Period			0.3721%
Three Month Average			0.3969%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer